Cash and cash equivalents (Tables)	9 Months Ended
Sep. 30, 2019
Cash and cash equivalents
Schedule of cash and cash equivalents

	As of	As of
	December 31,	September 30,
	2018	2019
Correspondent accounts with Central Bank of Russia (CBR)	5,587	830
Cash with banks and on hand	13,119	3,085
Short-term CBR deposits	21,000	9,200
Other short-term bank deposits	1,267	22,676
Less: Allowance for ECL	(7)	(2)
Total cash and cash equivalents	40,966	35,789